REVENUE RECOGNITION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total	$ 0	$ (40,463)
Total, Change in value	$ (40,463)
Total, Change in percentage	(100.00%)
Gross Sales [Member]
Total	$ 0	(58,857)
Total, Change in value	$ (58,857)
Total, Change in percentage	(100.00%)
Sales Return [Member]
Total	$ 0	(4,601)
Total, Change in value	$ 4,601
Total, Change in percentage	(100.00%)
Conditional discounts [Member]
Total	$ 0	(2,209)
Total, Change in value	$ 2,209
Total, Change in percentage	(100.00%)
COFINS [Member]
Total	$ 0	(2,684)
Total, Change in value	$ 2,684
Total, Change in percentage	(100.00%)
PIS [Member]
Total	$ 0	(1,408)
Total, Change in value	$ 1,408
Total, Change in percentage	(100.00%)
ICMS [Member]
Total	$ 0	(7,492)
Total, Change in value	$ 7,492
Total, Change in percentage	(100.00%)
ICMS ST [Member]
Total	$ 0	$ 0
Total, Change in value	$ 0
Total, Change in percentage	0.00%